Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ASHLAND INC.
Entity Central Index Key	0001674862
Amendment Flag	false
EBP 013
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	ASHLAND INC.
Entity Central Index Key	0001674862
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Amendment Flag	false